PF Main Street Core Fund
PF Main Street® Core Fund
Investment Goal
This Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF Main Street Core Fund Class P
Management Fee	0.45%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.66%
Less Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses	0.60%	[2]
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[2]	after Expense Reimbursement

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PF Main Street Core Fund | Class P | USD ($)	61	205	362	817

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption	1 year	3 years	5 years	10 years
PF Main Street Core Fund | Class P | USD ($)	61	205	362	817

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 50% of the average value of the Fund.
Principal Investment Strategies
This Fund principally invests in common stocks of U.S. companies with large market capitalizations. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the Russell 1000 Index. As of March 31, 2016, the market capitalization range of the Russell 1000 Index was approximately $169.3 million to $627.9 billion. The Fund may also invest in mid-capitalization companies.

The sub-adviser uses fundamental research and quantitative models to select securities for the Fund, which is comprised of both growth and value stocks.

The sub-adviser seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

The sub-adviser will consider selling securities when:
  the stock price is approaching a target price set by the sub-adviser;
  the company's competitive position deteriorates;
  the sub-adviser is not confident about the company's management or decisions; or
  the sub-adviser has identified alternative investment opportunities it believes are more attractive.

Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager's judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund's performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in "undervalued" companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund's value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns (%)
[1]	Class P return for the period 1/1/16 through 6/30/16: 5.00%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 18.36%; Q4 2008: (22.26%)
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - PF Main Street Core Fund	1 year	5 years	10 years	Inception Date
Class P	3.27%	11.97%	6.57%	Sep. 30, 2005
Class P | (after taxes on distributions)	(0.98%)	10.15%	5.51%	Sep. 30, 2005
Class P | (after taxes on distributions and sale of Fund shares)	5.47%	9.56%	5.28%	Sep. 30, 2005
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.